INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Summary of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	$ 126,534	$ 458,557
Cost method investments	1,873	0
Investments in unconsolidated affiliates	$ 128,407	$ 458,557